QUARTERLY REPORT
                             FEBRUARY 28, 1999

                             [GRAPHIC OMITTED]

                             Mercury
                             International
                             Fund

                             OF MERCURY ASSET
                             MANAGEMENT FUNDS, INC.

                             ----------------
                                 MERCURY
                             ASSET MANAGEMENT
                             ----------------

MERCURY MASTER INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION
--------------------------------------------------------------------------------
As a Percentage of Net Assets as of February 28, 1999

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of February 28, 1999):

                     Materials                        3.3%
                     Capital Equipment               11.0%
                     Energy                           9.9%
                     Cash Equivalent                  5.7%
                     Finance                         20.6%
                     Services                        26.5%
                     Consumer Goods                  23.0%

GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------
As a Percentage of Net Assets as of February 28, 1999

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of February 28, 1999):

                     Japan                           11.8%
                     Pacific Basin/Asia
                     (Ex Japan & Australia)           1.4%
                     Cash Equivalent                  5.7%
                     Europe                          78.4%
                     Australia                        2.7%


                February 28, 1999 (1) Mercury International Fund

DEAR SHAREHOLDER

Investment Environment

During the three months ended February 28, 1999, European stock markets continued to outperform their Asian counterparts. Since Mercury Master International Portfolio overweighted European stocks relative to Asian equities, this trend benefited performance. In local currency terms, European stock markets rallied from the lows seen in the fall of last year. This rally coincided with the successful launch of the euro and a phenomenal increase in corporate activity. During the first nine months of 1998, total intra-European transactions amounted to $67 billion. In the fourth quarter of 1998 alone, transactions worth nearly double this amount were announced. Corporate activity continued to drive stock markets for the first two months of 1999. The largest transactions were in telecommunications and banking, with the announcements that Vodafone Group PLC (a Portfolio holding) would buy AirTouch Communications, Inc. and Olivetti SpA bid for Telecom Italia SpA (also a Portfolio holding). The announcements that Banco Santander, SA (another Portfolio holding) would merge with Banco Central Hispano SA and Societe Generale (a Portfolio holding) would merge with Paribas SA fueled much further speculation in the financial sector.

European economic performance continues to be driven largely by the consumer. However, there are signs of weakness in European economies, particularly in Germany and the United Kingdom where industrial production has been below expectations. Furthermore, unemployment in Germany is currently approaching 12%, and has led to calls by the German finance minister for the European central bank to cut interest rates in order to stimulate economic growth. Weak economic growth and the perception that European interest rates are likely to fall have led to weakness in the euro. This has been particularly noticeable relative to the US dollar, which is benefiting from both strong economic growth and the anticipation that the Federal Reserve Board may increase interest rates over the next six months.

We have seen some encouraging developments in Japan such as the recent restructuring announcement by Sony Corp. and the action by the Financial Supervisory Authority. However, more aggressive action is needed to facilitate a sustained return to economic growth in this country and the rest of Asia. The Japanese stock market has made very little progress over the February quarter (in US dollar terms) and has fallen by nearly 4% (in local currency terms). This disappointing performance has set the tone for much of Asia with the noticeable exception of Australia.

Portfolio Activities

Within European stock markets, Mercury Master International Portfolio continued to add to holdings in sectors which are expected to display strong secular long-term growth. This strategy reflects our concern regarding the sustainability of aggregate corporate profit growth and the slowdown being experienced by many European economies. For example, we established a position in Telecom Italia Mobile (TIM) SpA, the Italian mobile telecommunications operator. We believe that the company is undervalued


                February 28, 1999 (2) Mercury International Fund relative to its peer group and should continue to participate in the surge in mobile telecommunication use throughout Italy over the long term.

Over the quarter ended February 28, 1999, merger and acquisition activity continued to be very strong throughout Europe. We believe that the merger between Sanofi SA, the French pharmaceutical company and its nearest rival, Synthelabo, will address some of the weaknesses of both companies and add greater credibility to anticipated strong earnings growth going forward. As a result, we purchased Sanofi SA during the quarter.

Following several negative profits and sales announcements, we became less confident that Nestle SA would be able to increase earnings. Accordingly, we reduced our position during the February quarter. The concern over loss of market share and specific divisions' profitability were two reasons behind our partial sale of Telefonaktiebolaget LM Ericsson. Following a strong performance from Bayer AG, the German healthcare and chemicals group, we reduced our position amidst concerns over the company's longer-term profitability.

During the February quarter, we added two major holdings in Japan. We initiated a position in Minibea Co., Ltd., the world's number-one maker of miniature bearings. We were particularly impressed by that company's efficient overseas production capacity and an improved product mix with its expanding personal computer components business. We also established a position in Alpine Electronics, a car audio and car navigation manufacturer. The in-car navigation market is particularly strong in Japan and growing at a very rapid pace. The company is rapidly expanding its already high market share in this business.

Following the company's diversification into property development, we sold our position in Nishimatsu Construction Co. Ltd. We also sold our position in JUSCO Co., Ltd., the general retailer. Although JUSCO has a focused expansion strategy, the company is suffering from a price war initiated by its competitors.

Investment Outlook

We continue to remain positive regarding the outlook for European equity markets. In particular, we anticipate that the boom in merger and acquisition activity will continue. This fact, combined with our belief that demand for European equities will be strong over the next few years, makes us positive regarding the outlook for international equities.

The Portfolio remains overweight in European equities relative to its benchmark, the unmanaged Morgan Stanley Capital International (Ex US) Index. We still remain cautious regarding the near-term outlook for Japanese equities, although some encouraging signs regarding structural reform give us encouragement over the longer term. In the meantime, we remain underweight in Japanese equities. We continue to believe that this is not the time to significantly increase investments in the Pacific Basin/Asia, particularly because of the risk a weak yen poses to the region. Whether a setback would represent


                February 28, 1999 (3) Mercury International Fund a buying opportunity for us will depend on evidence of an improvement in domestic fundamentals at that time.

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                              /s/ Charles Prideaux

Jeffrey Peek                                  Charles Prideaux
President                                     Portfolio Manager

March 30, 1999

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.


                February 28, 1999 (4) Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

RECENT PERFORMANCE RESULTS*
================================================================================
                                          3 Month                Since Inception
                                        Total Return               Total Return
--------------------------------------------------------------------------------
Class I                                    +0.98%                     +3.20%
--------------------------------------------------------------------------------
Class A                                    +0.88                      +3.10
--------------------------------------------------------------------------------
Class B                                    +0.69                      +2.80
--------------------------------------------------------------------------------
Class C                                    +0.69                      +2.80
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/30/98.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                          % Return                  % Return
                                        Without Sales              With Sales
Class I Shares*                            Charge                   Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 12/31/98                           +5.60%                     +0.06%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                          % Return                  % Return
                                        Without Sales              With Sales
Class A Shares*                            Charge                   Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 12/31/98                           +5.50%                     -0.04%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                          % Return                   % Return
                                           Without                     With
Class B Shares*                             CDSC                      CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 12/31/98                           +5.40%                     +1.40%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                          % Return                   % Return
                                           Without                     With
Class C Shares*                             CDSC                      CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 12/31/98                           +5.40%                     +4.40%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.


                February 28, 1999 (5) Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE
====================================================================================================================================
Belgium

Insurance                  102,196  Fortis AG 'B'                                   $  3,571,531          $  3,718,785       1.2%
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                  6,803  Electrabel SA                                      2,665,631             2,837,708       0.9
Electric & Gas
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Belgium                       6,237,162             6,556,493       2.1
------------------------------------------------------------------------------------------------------------------------------------
Finland

Electrical &                52,222  Nokia Oyj 'A'                                      5,609,946             7,116,786       2.3
Electronics
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Finland                       5,609,946             7,116,786       2.3
------------------------------------------------------------------------------------------------------------------------------------
France

Automobiles                 33,857  Valeo SA                                           2,845,925             2,830,102       0.9
------------------------------------------------------------------------------------------------------------------------------------
Banking                     14,741  Societe Generale 'A'                               2,207,035             2,163,426       0.7
------------------------------------------------------------------------------------------------------------------------------------
Business/                   28,546  Vivendi                                            6,726,039             7,442,049       2.4
Public Services
------------------------------------------------------------------------------------------------------------------------------------
Energy Sources               9,505  Elf Aquitaine SA                                   1,135,679               991,196       0.3
                            40,788  Total SA 'B'                                       4,675,669             4,253,434       1.4
                                                                                    ------------------------------------------------
                                                                                       5,811,348             5,244,630       1.7
------------------------------------------------------------------------------------------------------------------------------------
Health &                    10,035  Sanofi SA                                          1,852,585             1,765,772       0.6
Personal Care
------------------------------------------------------------------------------------------------------------------------------------
Insurance                   37,527  Axa                                                4,662,708             4,893,774       1.6
------------------------------------------------------------------------------------------------------------------------------------
Leisure/                    18,293  Accor SA                                           3,956,887             4,257,008       1.4
Tourism
------------------------------------------------------------------------------------------------------------------------------------
Merchandising                4,065  Guilbert SA                                          564,534               528,765       0.2
                            26,380  Pinault-Printemps-Redoute SA                       4,602,474             4,375,452       1.4
                                                                                    ------------------------------------------------
                                                                                       5,167,008             4,904,217       1.6
------------------------------------------------------------------------------------------------------------------------------------
Metals--Steel               57,535  Usinor SA                                            660,661               706,086       0.3
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in France                       33,890,196            34,207,064      11.2
------------------------------------------------------------------------------------------------------------------------------------
Germany

Automobiles                 22,641  DaimlerChrysler AG                                 2,006,593             2,116,235       0.7
------------------------------------------------------------------------------------------------------------------------------------
Banking                     47,814  HypoVereinsbank                                    3,714,701             2,708,248       0.9
------------------------------------------------------------------------------------------------------------------------------------
Business/                    4,927  SAP AG (Systeme, Anwendun-
Public Services                     gen, Produkte in der Daten-
                                    verarbeitung) (Preferred)                          2,340,800             1,860,479       0.6
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                   49,714  Bayer AG                                           2,036,510             1,759,917       0.6
------------------------------------------------------------------------------------------------------------------------------------
Electrical &                68,530  Siemens AG                                         4,456,750             4,325,459       1.4
Electronics
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (6) Mercury International Fund

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (continued)
====================================================================================================================================
Germany (concluded)

Insurance                   13,373  Allianz AG (Registered Shares)                  $  4,641,662          $  4,053,022       1.3%
------------------------------------------------------------------------------------------------------------------------------------
Telecommu-                  44,393  Mannesmann AG                                      4,924,218             5,959,703       1.9
nications
------------------------------------------------------------------------------------------------------------------------------------
Transporta-                 53,088  Deutsche Lufthansa AG
tion--Airlines                      (Registered Shares)                                1,170,162             1,168,408       0.4
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                 39,807  VEBA AG                                            2,235,634             2,123,633       0.7
Electric & Gas
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Germany                      27,527,030            26,075,104       8.5
------------------------------------------------------------------------------------------------------------------------------------
Greece

Telecommu-                  18,810  Panafon Hellenic Telecom Co.                         339,051               600,456       0.2
nications
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Greece                          339,051               600,456       0.2
------------------------------------------------------------------------------------------------------------------------------------
Italy

Banking                    760,154  Unicredito Italiano SpA                            4,100,173             3,996,877       1.3
------------------------------------------------------------------------------------------------------------------------------------
Energy                     433,124  ENI SpA                                            2,654,132             2,496,061       0.8
Sources
------------------------------------------------------------------------------------------------------------------------------------
Telecommu-                 674,910  Telecom Italia Mobile (TIM) SpA                    3,014,554             2,726,323       0.9
nications                1,163,629  Telecom Italia SpA                                 6,764,359             7,855,491       2.6
                                                                                    ------------------------------------------------
                                                                                       9,778,913            10,581,814       3.5
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Italy                        16,533,218            17,074,752       5.6
------------------------------------------------------------------------------------------------------------------------------------
Netherlands

Broadcasting                12,494  Wolters Kluwer NV 'A'                              2,442,830             2,406,924       0.8
& Publishing
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                   65,369  Akzo Nobel NV                                      2,667,915             2,479,154       0.8
------------------------------------------------------------------------------------------------------------------------------------
Electrical &                53,212  Koninklijke (Royal) Philips
Electronics                         Electronics NV                                     3,382,615             3,709,087       1.2
------------------------------------------------------------------------------------------------------------------------------------
Energy Sources              89,166  Royal Dutch Petroleum Company                      4,253,879             3,915,101       1.3
------------------------------------------------------------------------------------------------------------------------------------
Food &                      88,446  Koninklijke Numico NV                              3,768,918             4,126,205       1.4
Household                   73,583  Unilever NV 'A'                                    5,787,752             5,306,724       1.7
Products                                                                            ------------------------------------------------
                                                                                       9,556,670             9,432,929       3.1
------------------------------------------------------------------------------------------------------------------------------------
Insurance                   88,608  ING Groep NV                                       4,837,734             4,960,515       1.6
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in the Netherlands              27,141,643            26,903,710       8.8
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (7) Mercury International Fund

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (continued)
====================================================================================================================================
Spain

Banking                    203,701  Banco Santander, SA                             $  3,908,994          $  4,047,207       1.3%
------------------------------------------------------------------------------------------------------------------------------------
Telecommu-                  96,699  Telefonica, SA                                     4,401,273             4,415,694       1.5
nications
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                 93,467  Endesa, SA                                         2,474,669             2,476,733       0.8
Electric & Gas
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Spain                        10,784,936            10,939,634       3.6
------------------------------------------------------------------------------------------------------------------------------------
Sweden

Appliances                 214,777  Electrolux AB 'B'                                  3,450,379             4,069,927       1.3
& Household
Durables
------------------------------------------------------------------------------------------------------------------------------------
Electrical &                99,091  ABB AB 'A'                                         1,069,380             1,123,015       0.4
Electronics                 97,395  Telefonaktiebolaget
                                    LM Ericsson 'B'                                    2,542,223             2,575,520       0.8
                                                                                ------------------------------------------------
                                                                                       3,611,603             3,698,535       1.2
------------------------------------------------------------------------------------------------------------------------------------
Health &                    16,122  Pharmacia & Upjohn, Inc.
Personal Care                       (Depositary Shares)                                  885,747               849,715       0.3
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Sweden                        7,947,729             8,618,177       2.8
------------------------------------------------------------------------------------------------------------------------------------
Switzerland

Banking                     17,531  Credit Suisse Group
                                    (Registered Shares)                                2,787,790             2,722,581       0.9
                            10,072  UBS AG                                             2,964,749             3,135,334       1.0
                                                                                    ------------------------------------------------
                                                                                       5,752,539             5,857,915       1.9
------------------------------------------------------------------------------------------------------------------------------------
Business/                    6,968  Adecco SA                                          2,980,515             3,655,218       1.2
Public Services
------------------------------------------------------------------------------------------------------------------------------------
Food &                       2,170  Nestle SA (Registered Shares)                      4,253,879             3,915,101       1.3
Household
Products
------------------------------------------------------------------------------------------------------------------------------------
Health &                     3,342  Novartis (Registered Shares)                       6,295,357             5,863,724       1.9
Personal Care                  429  Roche Holding AG                                   5,188,093             5,433,566       1.8
                                                                                    ------------------------------------------------
                                                                                      11,483,450            11,297,290       3.7
------------------------------------------------------------------------------------------------------------------------------------
Telecommu-                   9,053  Swisscom AG (Registered Shares)                    3,230,359             3,580,459       1.2
nications
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Switzerland                  27,957,865            28,487,341       9.3
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace                  317,581  British Aerospace PLC                              2,518,541             2,017,000       0.7
& Military
Technology
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (8) Mercury International Fund

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (concluded)
====================================================================================================================================
United Kingdom (concluded)

Banking                    153,486  Barclays PLC                                    $  3,374,354          $  4,095,926       1.3%
                           431,975  Lloyds TSB Group PLC                               5,658,295             6,189,381       2.0
                                                                                    ------------------------------------------------
                                                                                       9,032,649            10,285,307       3.3
------------------------------------------------------------------------------------------------------------------------------------
Beverages                  269,194  British American Tobacco PLC                       2,443,942             2,455,655       0.8
& Tobacco                  273,384  Diageo PLC                                         2,982,077             3,019,365       1.0
                                                                                    ------------------------------------------------
                                                                                       5,426,019             5,475,020       1.8
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting               407,328  Reed International PLC                             3,285,081             3,919,641       1.3
& Publishing
------------------------------------------------------------------------------------------------------------------------------------
Energy                     282,192  BP Amoco PLC                                       4,226,204             4,018,415       1.3
Sources
------------------------------------------------------------------------------------------------------------------------------------
Health &                   236,186  Glaxo Wellcome PLC                                 7,657,204             7,532,406       2.5
Personal                   301,951  SmithKline Beecham PLC                             3,965,674             4,251,416       1.4
Care                        76,552  Zeneca Group PLC                                   3,131,517             3,183,241       1.0
                                                                                    ------------------------------------------------
                                                                                      14,754,395            14,967,063       4.9
------------------------------------------------------------------------------------------------------------------------------------
Insurance                  192,757  Allied Zurich AG                                   2,599,815             2,845,206       0.9
                           183,344  CGU PLC                                            2,839,172             2,700,391       0.9
                                                                                    ------------------------------------------------
                                                                                       5,438,987             5,545,597       1.8
------------------------------------------------------------------------------------------------------------------------------------
Merchan-                    83,548  Dixons Group PLC                                   1,445,924             1,574,477       0.5
dising                     240,231  Marks & Spencer PLC                                1,736,608             1,615,206       0.5
                           853,502  Tesco PLC                                          2,425,011             2,419,837       0.8
                                                                                    ------------------------------------------------
                                                                                       5,607,543             5,609,520       1.8
------------------------------------------------------------------------------------------------------------------------------------
Recreation &               199,566  EMI Group PLC                                      1,202,676             1,472,856       0.5
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------------------------------
Telecommu-                 233,529  British Telecommunications PLC                     3,557,002             4,043,662       1.3
nications                  224,116  Cable & Wireless PLC                               2,711,078             3,063,971       1.0
                           250,431  Vodafone Group PLC                                 3,734,864             4,593,057       1.5
                                                                                    ------------------------------------------------
                                                                                      10,002,944            11,700,690       3.8
------------------------------------------------------------------------------------------------------------------------------------
Transpor-                  232,091  The Peninsular and Oriental
tation--                            Stream Navigation Company                          2,579,679             2,726,884       0.9
Shipping
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                384,091  BG PLC                                             2,542,201             2,260,996       0.7
Electric &                 218,835  National Grid Group PLC                            1,772,698             1,580,890       0.5
Gas                        217,496  Scottish and Southern
                                    Energy PLC                                         2,326,326             2,015,408       0.7
                                                                                ------------------------------------------------
                                                                                       6,641,225             5,857,294       1.9
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in the United Kingdom           70,715,943            73,595,287      24.0
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Europe                      234,684,719           240,174,804      78.4
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (9) Mercury International Fund

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
====================================================================================================================================
Australia

Banking                    234,000  Colonial Limited                                $    818,561          $    884,247       0.3%
                            99,000  Commonwealth Bank of Australia                     1,400,522             1,486,833       0.5
                                                                                    ------------------------------------------------
                                                                                       2,219,083             2,371,080       0.8
------------------------------------------------------------------------------------------------------------------------------------
Beverages &                564,000  Foster's Brewing Group Limited                     1,497,280             1,617,085       0.5
Tobacco
------------------------------------------------------------------------------------------------------------------------------------
Electrical &               488,000  Telstra Corporation Limited                        2,225,474             2,488,239       0.8
Electronics
------------------------------------------------------------------------------------------------------------------------------------
Merchan-                    90,000  Woolworths Limited                                   321,365               293,457       0.1
dising
------------------------------------------------------------------------------------------------------------------------------------
Metals/                     68,000  Rio Tinto Limited                                    844,392               849,671       0.3
Non-Ferrous
------------------------------------------------------------------------------------------------------------------------------------
Recreation &                70,000  TABCORP Holdings Limited                             496,598               490,895       0.1
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                 42,000  Australian Gas Light Company Limited                 311,383               275,222       0.1
Electric &
Gas
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Australia                     7,915,575             8,385,649       2.7
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong

Banking                     17,800  HSBC Holdings PLC                                    427,159               500,858       0.1
                            52,425  HSBC Holdings PLC (GBP)                            1,343,613             1,528,333       0.5
                                                                                    ------------------------------------------------
                                                                                       1,770,772             2,029,191       0.6
------------------------------------------------------------------------------------------------------------------------------------
Industrial--                89,000  Hutchison Whampoa Limited                            632,773               617,457       0.2
Components
------------------------------------------------------------------------------------------------------------------------------------
Telecommu-                 128,800  Hong Kong
nications                           Telecommunications Ltd.                              258,830               215,290       0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                231,000  Hong Kong and China Gas
Electric &                          Company Ltd.                                         315,937               269,835       0.1
Gas
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Hong Kong                                          2,978,312             3,131,773       1.0
------------------------------------------------------------------------------------------------------------------------------------
Japan

Appliances &                54,000  Matsushita Electric Industrial
Household                           Company, Ltd.                                        882,749               903,642       0.3
Durables                    14,700  Sony Corporation                                   1,086,505             1,112,848       0.4
                                                                                    ------------------------------------------------
                                                                                       1,969,254             2,016,490       0.7
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (10) Mercury International Fund

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
====================================================================================================================================
Japan (continued)

Automobiles                 24,000  Honda Motor Co., Ltd.                           $    809,984          $    924,633       0.3%
------------------------------------------------------------------------------------------------------------------------------------
Banking                     96,000  The Bank of Tokyo-
                                    Mitsubishi, Ltd.                                   1,036,406             1,157,309       0.4
                           110,000  The Sanwa Bank, Ltd.                                 956,769             1,126,707       0.3
                            96,000  The Sumitomo Bank, Ltd.                            1,092,855             1,158,118       0.4
                                                                                    ------------------------------------------------
                                                                                       3,086,030             3,442,134       1.1
------------------------------------------------------------------------------------------------------------------------------------
Beverages                      118  Japan Tobacco Inc                                  1,044,270             1,074,356       0.4
& Tobacco
------------------------------------------------------------------------------------------------------------------------------------
Building                   150,000  Sekisui Chemical Co., Ltd.                           896,127               948,407       0.3
Materials &
Components
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                  251,000  Asahi Chemical Industry
                                    Co., Ltd.                                          1,124,575             1,204,004       0.4
                           203,000  Toray Industries, Inc.                               988,557               888,189       0.3
                                                                                    ------------------------------------------------
                                                                                       2,113,132             2,092,193       0.7
------------------------------------------------------------------------------------------------------------------------------------
Data                       109,000  Fujitsu Limited                                    1,267,596             1,359,973       0.4
Processing &
Reproduction
------------------------------------------------------------------------------------------------------------------------------------
Electrical &               156,000  Hitachi Ltd.                                         919,903               986,343       0.3
Electronics                    206  NTT Data Corporation                                 933,617             1,189,597       0.4
                                                                                    ------------------------------------------------
                                                                                       1,853,520             2,175,940       0.7
------------------------------------------------------------------------------------------------------------------------------------
Electronic                  74,000  Alpine Electronics                                   849,168               839,066       0.3
Components/                 12,000  Fujitsu Support and Service Inc. (FSAS)              649,007               891,249       0.3
Instruments                 13,000  Rohm Company Ltd.                                  1,153,561             1,271,286       0.4
                                                                                    ------------------------------------------------
                                                                                       2,651,736             3,001,601       1.0
------------------------------------------------------------------------------------------------------------------------------------
Financial Services          82,000  The Nomura Securities Co., Ltd.                      651,606               674,692       0.2
------------------------------------------------------------------------------------------------------------------------------------
Food &                      46,000  Kao Corporation                                      924,207               919,069       0.3
Household
Products
------------------------------------------------------------------------------------------------------------------------------------
Health &                    12,000  Nichii Gakkan Company                                478,028               601,922       0.2
Personal                    28,000  Takeda Chemical Industries                           957,909               963,075       0.3
Care                        30,000  Yamanouchi Pharmaceutical Co., Ltd.                  920,728               915,529       0.3
                                                                                    ------------------------------------------------
                                                                                       2,356,665             2,480,526       0.8
------------------------------------------------------------------------------------------------------------------------------------
Industrial--                39,000  Bridgestone Corporation                              910,396               872,914       0.3
Components                 110,000  Minebea Co., Ltd.                                  1,036,748             1,094,251       0.3
                                                                                    ------------------------------------------------
                                                                                       1,947,144             1,967,165       0.6
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (11) Mercury International Fund

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                           Shares                                                                                         Percent of
Industries                  Held            Investments                                 Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
====================================================================================================================================
Japan (concluded)

Insurance                   67,000  The Tokio Marine & Fire
                                    Insurance Co. Ltd.                              $    782,729          $    717,333       0.2%
------------------------------------------------------------------------------------------------------------------------------------
Machinery &                 63,000  Komori Corporation                                 1,230,653             1,136,571       0.4
Engineering
------------------------------------------------------------------------------------------------------------------------------------
Merchandising               19,000  Tokyo Electron Limited                               663,051               864,947       0.3
------------------------------------------------------------------------------------------------------------------------------------
Metals--                   685,000  Nippon Steel Corporation                           1,244,363             1,201,147       0.4
Steel
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                154,000  Mitsubishi Estate Company, Limited                 1,491,996             1,520,266       0.5
------------------------------------------------------------------------------------------------------------------------------------
Recreation &                10,300  Nintendo Company Ltd.                                912,512               868,319       0.3
Other Con-
sumer Goods
------------------------------------------------------------------------------------------------------------------------------------
Telecommuni-                    48  NTT Mobile Communication
cations                             Network, Inc.                                      1,866,592             1,950,430       0.7
                               236  Nippon Telegraph & Telephone
                                    Corporation                                        1,892,974             1,945,776       0.6
                                                                                    ------------------------------------------------
                                                                                       3,759,566             3,896,206       1.3
------------------------------------------------------------------------------------------------------------------------------------
Textiles &                  32,000  Aoyamma Trading Co., Ltd.                            855,228               863,261       0.3
Apparel                     85,000  Wacoal Corp.                                       1,022,026               896,434       0.3
                                                                                    ------------------------------------------------
                                                                                       1,877,254             1,759,695       0.6
------------------------------------------------------------------------------------------------------------------------------------
Utilities--                 47,600  Tokyo Electric Power                               1,158,424               961,069       0.3
Electric & Gas
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Japan                        34,691,819            36,002,732      11.8
------------------------------------------------------------------------------------------------------------------------------------
New Zealand

Telecommu-                 127,000  Telecom Corporation of New
nications                           Zealand Limited                                      551,547               641,698       0.2
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    New Zealand                                          551,547               641,698       0.2
------------------------------------------------------------------------------------------------------------------------------------
Singapore

Broadcasting                30,000  Singapore Press Holdings Ltd.                        266,039               341,563       0.1
& Publishing
------------------------------------------------------------------------------------------------------------------------------------
Transporta-                 28,000  Singapore Airlines Ltd. 'Foreign'                    199,675               206,564       0.1
tion--Airlines
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in Singapore                       465,714               548,127       0.2
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in the
                                    Pacific Basin/Asia                                46,602,967            48,709,979      15.9
------------------------------------------------------------------------------------------------------------------------------------


                February 28, 1999 (12) Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                                       In US Dollars
                                                                                    ------------------------------------------------
                          Face              Short-Term                                                                    Percent of
                         Amount             Securities                                  Cost                 Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Commercial           US$11,479,000  General Motors Acceptance Corp.,
Paper*                              4.88% due 3/01/1999                             $ 11,475,888          $ 11,475,888       3.7%
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    Short-Term Securities                             11,475,888            11,475,888       3.7
                                                                                    ================================================
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments                               $292,763,574           300,360,671      98.0
                                                                                    ============
                                    Time Deposit**                                                          14,000,000       4.6

                                    Liabilities in Excess of
                                    Other Assets                                                            (7,842,335)     (2.6)
                                                                                                          --------------------------
                                    Net Assets                                                            $306,518,336     100.0%
                                                                                                          ==========================
------------------------------------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.

**    Time deposit bears interest at 4.812% and matures on 3/01/1999.

PORTFOLIO CHANGES FOR THE QUARTER
ENDED FEBRUARY 28, 1999
================================================================================
Additions                                     Deletions
---------------------------------             ----------------------------------
Alpine Electronics                            JUSCO Co., Ltd.
---------------------------------             ----------------------------------
Dixons Group PLC                              Nishimatsu Construction Co. Ltd.
---------------------------------             ----------------------------------
Minebea Co., Ltd.                             Pioneer Electronic Corporation
---------------------------------             ----------------------------------
Nintendo Company Ltd.                         Southern Electric PLC
---------------------------------             ----------------------------------
Pharmacia & Upjohn, Inc.
(Depositary Shares)
---------------------------------
Sanofi SA
---------------------------------
Scottish and Southern Energy PLC
---------------------------------
Singapore Airlines Ltd. 'Foreign'
---------------------------------
Sony Corporation
---------------------------------
TABCORP Holdings Limited
---------------------------------
Telecom Italia Mobile (TIM) SpA
---------------------------------
Wacoal Corp.
---------------------------------


                February 28, 1999 (13) Mercury International Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF FEBRUARY 28, 1999
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Telecom Italia SpA                                                        2.6%
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                        2.5
--------------------------------------------------------------------------------
Vivendi                                                                   2.4
--------------------------------------------------------------------------------
Nokia Oyj 'A'                                                             2.3
--------------------------------------------------------------------------------
Lloyds TSB Group PLC                                                      2.0
--------------------------------------------------------------------------------
Mannesmann AG                                                             1.9
--------------------------------------------------------------------------------
Novartis (Registered Shares)                                              1.9
--------------------------------------------------------------------------------
Roche Holding AG                                                          1.8
--------------------------------------------------------------------------------
Unilever NV 'A'                                                           1.7
--------------------------------------------------------------------------------
ING Groep NV                                                              1.6
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
--------------------------------------------------------------------------------
United Kingdom                                                           24.0%
--------------------------------------------------------------------------------
Japan                                                                    11.8
--------------------------------------------------------------------------------
France                                                                   11.2
--------------------------------------------------------------------------------
Switzerland                                                               9.3
--------------------------------------------------------------------------------
Netherlands                                                               8.8
--------------------------------------------------------------------------------
Germany                                                                   8.5
--------------------------------------------------------------------------------
Italy                                                                     5.6
--------------------------------------------------------------------------------
Spain                                                                     3.6
--------------------------------------------------------------------------------
Sweden                                                                    2.8
--------------------------------------------------------------------------------
Australia                                                                 2.7
--------------------------------------------------------------------------------

Ten Largest Industries                                                Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Telecommunications                                                       13.7%
--------------------------------------------------------------------------------
Banking                                                                  11.9
--------------------------------------------------------------------------------
Health & Personal Care                                                   10.3
--------------------------------------------------------------------------------
Insurance                                                                 7.7
--------------------------------------------------------------------------------
Electrical & Electronics                                                  7.6
--------------------------------------------------------------------------------
Energy Sources                                                            5.1
--------------------------------------------------------------------------------
Utilities--Electric & Gas                                                 4.8
--------------------------------------------------------------------------------
Food & Household Products                                                 4.7
--------------------------------------------------------------------------------
Business/Public Services                                                  4.2
--------------------------------------------------------------------------------
Merchandising                                                             3.8
--------------------------------------------------------------------------------


                February 28, 1999 (14) Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[LOGO] Printed on post-consumer recycled paper                    MERCINTL--2/99